Issued Capital - Summary of Movement in Unlisted Share Options (Details)		12 Months Ended
	Sep. 02, 2021 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options Opening balance | shares		79,056,617	20,985,450	6,364,550
Number of options Granted during the financial year | shares		43,100,348	61,216,767	15,500,000
Number of options Forfeited during the financial year | shares		(3,500,000)		(5,000)
Number of options Exercised during the financial year | shares	(2,000,000)	0	(2,000,000)
Number of options Expired during the financial year | shares		(1,445,650)	(1,145,600)	(874,100)
Number of options Closing balance | shares		117,211,315	79,056,617	20,985,450
Weighted average exercise price Opening balance | $ / shares		$ 0.16	$ 0.12	$ 0.4
Weighted average exercise price Granted during the financial year | $ / shares		0.04	0.18	0.04
Weighted average exercise price Forfeited during the financial year | $ / shares		0.05		0.41
Weighted average exercise price Exercised during the financial year | $ / shares	$ 0.0136		0.0136
Weighted average exercise price Expired during the financial year | $ / shares		0.39	0.42	0.45
Weighted average exercise price Closing balance | $ / shares		$ 0.12	$ 0.16	$ 0.12